Note 7 - Goodwill and Intangible Assets - Estimated Aggregate Future Amortization Expense for Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Remaining 2023	$ 1,059
2024	1,031
2025	998
2026	968
2027	691
Total	7,701	$ 1,403
Core Deposits [Member]
Thereafter	$ 2,954